RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Compensation of key management personnel	Compensation of key management personnel is as follows:

	For the Years Ended December 31,
	2020	2019
Salaries, wages, and other benefits	4,282	5,469
Bonuses	1,895	1,947
Share-based compensation	2,313	2,547
	8,490	9,963